Share-Based Payment (Details Textual) - $ / shares		1 Months Ended	9 Months Ended
	Jan. 26, 2021	Jan. 31, 2020	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life			5 years
Non-adjusting events after reporting period [member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Performance-based restricted stock units	240,000	240,000
Restricted stock units granted	60,000
Restricted stock units future grants	180,000
Non-adjusting events after reporting period [member] | Chief Executive Officer [Member] | Future Grant One [Member]
IfrsStatementLineItems [Line Items]
Restricted stock units future grants	60,000
Non-adjusting events after reporting period [member] | Chief Executive Officer [Member] | Future Grant Two [Member]
IfrsStatementLineItems [Line Items]
Restricted stock units future grants	60,000
Non-adjusting events after reporting period [member] | Chief Executive Officer [Member] | Future Grant Three [Member]
IfrsStatementLineItems [Line Items]
Restricted stock units future grants	60,000
Non-adjusting events after reporting period [member] | Board of Directors [Member]
IfrsStatementLineItems [Line Items]
Restricted stock units granted	180,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price			$ 17.32
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price			$ 31.19